Fair Value Measurement (Details) - Schedule of Carrying Amounts and Fair Values - COP ($)	Dec. 31, 2023	Dec. 31, 2022
Carrying Amount [Member] | Financial liabilities, class [member]
Financial liabilities
Loans and borrowings	$ 823,863	$ 803,685
Put option	442,342	651,899
Forwards contracts denominated as hedge instruments	5,488
Forward contracts measured at fair value through income	11,299	5,404
Carrying Amount [Member] | Non-Financial Liabilities [Member]
Non-financial liabilities
Customer loyalty liability	43,990	56,165
Carrying Amount [Member] | Financial Assets [Member]
Financial assets
Investments in private equity funds	472	426
Forward contracts measured at fair value through income		27,300
Derivative swap contracts denominated as hedge instruments	2,378	14,480
Investment in bonds	578	6,939
Investment in bonds through other comprehensive income	13,288	18,367
Equity investments	10,676	10,676
Carrying Amount [Member] | Non-Financial Assets [Member]
Non-financial assets
Investment property	1,653,345	1,841,228
Property, plant and equipment, and investment property held for sale	12,413	21,800
Fair Value [Member] | Financial liabilities, class [member]
Financial liabilities
Loans and borrowings	824,054	793,624
Put option	442,342	651,899
Forwards contracts denominated as hedge instruments	5,488
Forward contracts measured at fair value through income	11,299	5,404
Fair Value [Member] | Non-Financial Liabilities [Member]
Non-financial liabilities
Customer loyalty liability	43,990	56,165
Fair Value [Member] | Financial Assets [Member]
Financial assets
Investments in private equity funds	472	426
Forward contracts measured at fair value through income		27,300
Derivative swap contracts denominated as hedge instruments	2,378	14,480
Investment in bonds	578	6,939
Investment in bonds through other comprehensive income	13,288	18,367
Equity investments	10,676	10,676
Fair Value [Member] | Non-Financial Assets [Member]
Non-financial assets
Investment property	4,174,798	3,968,389
Property, plant and equipment, and investment property held for sale	$ 22,469	$ 29,261